Note 6 - Fair Value Measurements - Financial Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of contingent consideration	$ 0	$ 682,000	$ 682,000	$ 0
Fair Value, Recurring [Member]
Fair value of contingent consideration				0	$ 930,000
Money Market Funds [Member] | Fair Value, Recurring [Member]
Money market funds	809,997			58,242	1,660,663
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair value of contingent consideration				0	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Money market funds	809,997			58,242	1,600,663
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair value of contingent consideration				0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Money market funds	0			0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair value of contingent consideration				0	930,000
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Money market funds	$ 0			$ 0	$ 0